Accounts Receivable, Net	6 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of March 31, 2026	As of September 30, 2025
	(Unaudited)
Accounts receivable	$2,124,956	$687,367
Allowance for credit loss	(165,269)	(71,529)
Accounts receivable, net	$1,959,687	$615,838

A credit loss of $104,251 and $32,370 was recorded for the six months ended March 31, 2026 and 2025, respectively. The Group recorded a reversal of credit loss of $14,213 and $81,026 for the six months ended March 31, 2026 and 2025, respectively.

	For the Six Months Ended March 31, 2026	For the Six Months Ended March 31, 2025
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$71,529	$1,003,799
Current period addition	104,251	32,370
Reversal	(14,213)	(81,026)
Foreign currency translation adjustment	3,702	(32,900)
Balance at the end of the period	$165,269	$922,243